Note 25 - Loans and Borrowings (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	As at June 30
(US dollars in thousands)	2022	2021	2020
Current liabilities
Debtor invoice financing	-	-	508
Lease liabilities	505	669	641
Shareholder loans	4,285	-	-
Chattel mortgage	142	88	51
Financing agreement	-	59	-
Bank loan	145	152	66
Other borrowings	32	36	46
Total	5,109	1,004	1,312

Non-current liabilities
Lease liabilities	1,959	326	715
Shareholder loan	21,121	21,175	23,400
Chattel mortgage	264	244	249
Financing agreement	108	183	-
Bank loan	-	159	278
Total	23,452	22,087	24,642

Total	28,561	23,091	25,954

Disclosure of detailed information about the maturity of borrowings [text block]
	Minimum Lease Payments			Present Value of Minimum Lease Payments
	As at June 30			As at June 30
(US dollars in thousands)	2022	2021	2020	2022	2021	2020
Amounts payable under lease liabilities:
Less than one year	546	683	695	444	669	641
Later than one year but not more than five	2,546	379	759	2020	326	714
	3,091	1,062	1,454	2464	995	1,355
Future finance charges	(627)	(67)	(99)	-	-	-
Total lease obligations	2,464	995	1,355	2,464	995	1,355